Financial Instruments and Financial Risk Management - Currency Risk (Details) $ in Thousands, $ in Thousands	Jun. 30, 2023 CAD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CAD ($)	Jun. 30, 2022 USD ($)
Financial Instruments and Financial Risk Management
Cash	$ 59,612		$ 129,065
Accounts payable	$ (12,737)		$ (6,598)
Currency risk
Financial Instruments and Financial Risk Management
Cash		$ 42,745		$ 106,802
Accounts payable		$ (5,926)		$ (3,432)